Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2015
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis

	Billions of yen
	March 31, 2014
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2014
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥2,176	¥655	¥68	¥—	¥2,899
Private equity investments(3)	—	—	42	—	42
Japanese government securities	2,587	—	—	—	2,587
Japanese agency and municipal securities	—	192	—	—	192
Foreign government, agency and municipal securities	4,615	1,378	26	—	6,019
Bank and corporate debt securities and loans for trading purposes	—	1,735	116	—	1,851
Commercial mortgage-backed securities (“CMBS”)	—	156	3	—	159
Residential mortgage-backed securities (“RMBS”)	—	2,221	3	—	2,224
Real estate-backed securities	—	—	0	—	0
Collateralized debt obligations (“CDOs”) and other(4)	—	170	13	—	183
Investment trust funds and other	136	87	30	—	253

Total trading assets and private equity investments	9,514	6,594	301	—	16,409

Derivative assets(5)
Equity contracts	750	1,102	70	—	1,922
Interest rate contracts	11	19,398	112	—	19,521
Credit contracts	4	1,268	42	—	1,314
Foreign exchange contracts	—	3,293	19	—	3,312
Commodity contracts	0	0	0	—	0
Netting	—	—	—	(23,764)	(23,764)

Total derivative assets	765	25,061	243	(23,764)	2,305

Subtotal	¥10,279	¥31,655	¥544	¥(23,764)	¥18,714

Loans and receivables(6)	—	280	26	—	306
Collateralized agreements(7)	—	1,087	—	—	1,087
Other assets
Non-trading debt securities	406	615	3	—	1,024
Other(3)	358	94	56	—	508

Total	¥11,043	¥33,731	¥629	¥(23,764)	¥21,639

Liabilities:
Trading liabilities
Equities	¥774	¥132	¥1	¥—	¥907
Japanese government securities	3,046	—	—	—	3,046
Foreign government, agency and municipal securities	3,831	688	—	—	4,519
Bank and corporate debt securities	—	396	0	—	396
Residential mortgage-backed securities (“RMBS”)	—	1	—	—	1
Collateralized debt obligations (“CDOs”) and other(4)	—	0	—	—	0
Investment trust funds and other	76	12	—	—	88

Total trading liabilities	7,727	1,229	1	—	8,957

Derivative liabilities(5)
Equity contracts	827	1,368	59	—	2,254
Interest rate contracts	10	19,142	151	—	19,303
Credit contracts	4	1,582	37	—	1,623
Foreign exchange contracts	—	2,926	14	—	2,940
Commodity contracts	0	0	0	—	0
Netting	—	—	—	(24,030)	(24,030)

Total derivative liabilities	841	25,018	261	(24,030)	2,090

Subtotal	¥8,568	¥26,247	¥262	¥(24,030)	¥11,047

Short-term borrowings(8)	—	46	3	—	49
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	530	—	—	530
Long-term borrowings(8)(10)(11)	134	1,439	394	—	1,967
Other liabilities(12)	152	86	—	—	238

Total	¥8,854	¥28,348	¥659	¥(24,030)	¥13,831

	Billions of yen
	March 31, 2015
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2015
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,707	¥710	¥39	¥—	¥2,456
Private equity investments(3)	—	0	49	—	49
Japanese government securities	2,233	—	—	—	2,233
Japanese agency and municipal securities	—	277	—	—	277
Foreign government, agency and municipal securities	3,965	1,391	3	—	5,359
Bank and corporate debt securities and loans for trading purposes	—	1,786	167	—	1,953
Commercial mortgage-backed securities (“CMBS”)	—	113	2	—	115
Residential mortgage-backed securities (“RMBS”)	—	2,496	1	—	2,497
Real estate-backed securities	—	—	13	—	13
Collateralized debt obligations (“CDOs”) and other(4)	—	184	15	—	199
Investment trust funds and other	448	120	4	—	572

Total trading assets and private equity investments	8,353	7,077	293	—	15,723

Derivative assets(5)
Equity contracts	7	1,668	72	—	1,747
Interest rate contracts	16	31,559	90	—	31,665
Credit contracts	5	1,066	40	—	1,111
Foreign exchange contracts	—	7,544	33	—	7,577
Commodity contracts	0	0	—	—	0
Netting	—	—	—	(40,514)	(40,514)

Total derivative assets	28	41,837	235	(40,514)	1,586

Subtotal	¥8,381	¥48,914	¥528	¥(40,514)	¥17,309

Loans and receivables(6)	—	304	15	—	319
Collateralized agreements(7)	—	1,530	—	—	1,530
Other assets
Non-trading debt securities	342	606	0	—	948
Other(3)	342	128	57	—	527

Total	¥9,065	¥51,482	¥600	¥(40,514)	¥20,633

Liabilities:
Trading liabilities
Equities	¥1,027	¥62	¥3	¥—	¥1,092
Japanese government securities	3,117	—	—	—	3,117
Foreign government, agency and municipal securities	3,155	904	—	—	4,059
Bank and corporate debt securities	—	379	0	—	379
Residential mortgage-backed securities (“RMBS”)	—	1	—	—	1
Collateralized debt obligations (“CDOs”) and other(4)	—	3	—	—	3
Investment trust funds and other	84	0	—	—	84

Total trading liabilities	7,383	1,349	3	—	8,735

Derivative liabilities(5)
Equity contracts	18	1,887	78	—	1,983
Interest rate contracts	8	31,555	112	—	31,675
Credit contracts	2	1,080	36	—	1,118
Foreign exchange contracts	—	6,954	38	—	6,992
Commodity contracts	1	0	0	—	1
Netting	—	—	—	(40,460)	(40,460)

Total derivative liabilities	29	41,476	264	(40,460)	1,309

Subtotal	¥7,412	¥42,825	¥267	¥(40,460)	¥10,044

Short-term borrowings(8)	¥—	¥188	¥1	¥—	¥189
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	983	—	—	983
Long-term borrowings(8)(10)(11)	80	1,996	525	—	2,601
Other liabilities(12)	96	108	—	—	204

Total	¥7,588	¥46,100	¥793	¥(40,460)	¥14,021

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(6)	Includes loans for which the fair value option has been elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
(8)	Includes structured notes for which the fair value option has been elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option has been elected.

Schedule of quantitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2014
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Assets:
Trading assets and private equity investments

Equities	¥68	DCF	Liquidity discounts	11.0 – 50.0%	18.1%

		DCM	Capitalization rates	6.8 – 6.9%	6.8%

Private equity investments	42	Market multiples	EV/EBITDA ratios Price/Embedded values Liquidity discounts	4.5 – 11.6 x 0.4 x 0.0 – 33.0%	10.0 x 0.4 x 30.5%

Foreign government, agency and municipal securities	26	DCF	Credit spreads	0.0 – 5.9%	0.5%

Bank and corporate debt securities and loans for trading purposes	116	DCF	Credit spreads Recovery rates	0.0 – 26.6% 0.0 – 74.0%	4.7% 57.1%

Commercial mortgage- backed securities (“CMBS”)	3	DCF	Yields	6.2 – 30.4%	10.1%

Residential mortgage- backed securities (“RMBS”)	3	DCF	Yields Prepayment rates Default probabilities Loss severities	0.3 – 10.7% 3.8 – 50.0% 0.0 – 2.0% 0.1 – 87.2%	3.7% 12.8% 2.0% 51.2%

Collateralized debt obligations (“CDOs”) and other	13	DCF	Yields Prepayment rates Default probabilities Loss severities	0.0 – 90.9% 0.0 – 20.0% 1.0 – 65.0% 30.0 – 100.0%	11.1% 18.5% 3.2% 47.9%

Investment trust funds and other	30	DCF	Credit spreads Correlations	0.0 – 3.5% 0.50 – 0.71	0.1% 0.61

Derivatives, net:
Equity contracts	¥11	Option models	Dividend yield Volatilities Correlations	0.0 – 8.2% 6.9 – 59.9% (0.96) – 0.95	— — —

Interest rate contracts	(39)	DCF/ Option models	Interest rates	0.7 – 5.2%	—

		Option models	Volatilities Correlations	10.6 – 23.5% (0.45) – 0.99	— —

Credit contracts	5	DCF/ Option models	Credit spreads Recovery rates	0.0 – 20.9% 20.0 – 90.0%	— —

		Option models	Volatilities Correlations	1.0 – 70.0% 0.26 – 0.95	— —

Foreign exchange contracts	5	Option models	Volatilities	11.2 –19.1%	—

Loans and receivables	26	DCF	Credit spreads	0.0%	0.0%

Other assets
Non-trading debt securities	3	DCF	Credit spreads	0.1 – 2.5%	0.8%

Other(3)	56	DCF	WACC	6.1%	6.1%
			Growth rates Liquidity discounts	1.0% 0.0 – 30.0%	1.0% 12.7%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	3.6 – 8.3 x 9.6 – 60.1 x 0.0 – 5.3 x 30.0%	4.9 x 24.0 x 1.0 x 30.0%

Liabilities:
Short-term borrowings	¥3	DCF	Volatilities Correlations	15.3 – 55.5% (0.78) – 0.94	— —

Long-term borrowings	394	DCF	Volatilities Correlations	10.6 – 55.5% (0.78) – 0.99	— —

	March 31, 2015
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Assets:
Trading assets and private equity investments

Equities	¥39	DCF	Liquidity discounts	4.6 – 40.0%	21.6%

Private equity investments	49	Market multiples	EV/EBITDA ratios Price/Embedded values Liquidity discounts	10.0 x 0.4 x 30.0 – 33.0%	10.0 x 0.4 x 32.3%

Foreign government, agency and municipal securities	3	DCF	Credit spreads	0.3 – 6.1%	1.1%

Bank and corporate debt securities and loans for trading purposes	167	DCF	Credit spreads Recovery rates	0.0 – 33.4% 0.0 – 42.6%	10.4% 24.9%

Commercial mortgage- backed securities (“CMBS”)	2	DCF	Yields	18.1 – 50.6%	15.3%

Residential mortgage- backed securities (“RMBS”)	1	DCF	Yields Prepayment rates	0.1 – 10.6% 2.7 – 12.8%	2.2% 7.5%

Real estate-backed securities	13	DCF	Yields Loss severities	17.0 – 26.0% 0.0 – 46.8%	24.3% 18.6%

Collateralized debt obligations (“CDOs”) and other	15	DCF	Yields Prepayment rates Default probabilities Loss severities	4.7 – 23.4% 0.0 – 20.0% 1.0 – 10.0% 30.0 – 100.0%	12.6% 19.0% 2.2% 32.7%

Derivatives, net:
Equity contracts	¥(6)	Option models	Dividend yield Volatilities Correlations	0.0 – 8.4% 9.2 – 100.2% (0.75) – 0.98	— — —

Interest rate contracts	(22)	DCF/ Option models	Interest rates Volatilities Correlations	0.8 – 3.3% 13.7 – 300.0% (0.30) – 0.99	— — —

Credit contracts	4	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 19.9% 0.0 – 90.0% 1.0 – 70.0% 0.37 – 0.95	— — — —

Foreign exchange contracts	(5)	Option models	Volatilities	0.6 – 16.1%	—

Loans and receivables	15	DCF	Credit spreads	0.0 – 12.2%	0.7%

Other assets
Other(3)	57	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.7% 1.0% 0.6 – 2.4% 30.0%	5.7% 1.0% 1.3% 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	2.9 – 13.5 x 11.5 – 83.9 x 0.0 – 5.0 x 20.0 – 30.0%	7.6 x 29.3 x 1.1 x 29.2%

Liabilities:
Short-term borrowings	¥1	DCF/ Option models	Volatilities Correlations	15.4 – 47.5% (0.75) – 0.91	— —

Long-term borrowings	525	DCF/ Option models	Volatilities Correlations	13.7 – 47.5% (0.75) – 0.99	— —

(1)	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Valuation technique(s) and unobservable inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue

		Billions of yen
		Year ended March 31, 2014
	Balance as of April 1, 2013	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of March 31, 2014
Assets:
Trading assets and private equity investments
Equities	¥129	¥11	¥—	¥21	¥(105)	¥—	¥6	¥7	¥(1)	¥68
Private equity investments	87	(1)	—	1	(11)	—	6	—	(40)	42
Japanese agency and municipal securities	0	—	—	—	—	—	—	—	(0)	—
Foreign government, agency and municipal securities	91	21	—	516	(540)	—	—	8	(70)	26
Bank and corporate debt securities and loans for trading purposes	69	5	—	221	(167)	—	3	32	(47)	116
Commercial mortgage-backed securities (“CMBS”)	6	(0)	—	7	(11)	—	0	2	(1)	3
Residential mortgage-backed securities (“RMBS”)	4	(0)	—	1	(3)	—	0	3	(2)	3
Real estate-backed securities	68	1	—	0	(69)	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other	12	(1)	—	23	(21)	—	1	6	(7)	13
Investment trust funds and other	13	0	—	24	(6)	—	0	—	(1)	30

Total trading assets and private equity investments	479	36	—	814	(933)	—	16	58	(169)	301

Derivatives, net(4)
Equity contracts	5	(8)	—	—	—	(2)	2	7	7	11
Interest rate contracts	(54)	(1)	—	—	—	19	(1)	(6)	4	(39)
Credit contracts	25	(5)	—	—	—	(16)	3	0	(2)	5
Foreign exchange contracts	(3)	(1)	—	—	—	13	0	(4)	(0)	5
Commodity contracts	(0)	0	—	—	—	0	(0)	0	—	0

Total derivatives, net	(27)	(15)	—	—	—	14	4	(3)	9	(18)

Subtotal	¥452	¥21	¥—	¥814	¥(933)	¥14	¥20	¥55	¥(160)	¥283

Loans and receivables	3	(0)	—	13	(2)	—	1	20	(9)	26
Other assets
Non-trading debt securities	4	(1)	(0)	—	(0)	—	0	—	—	3
Other	60	4	(0)	3	(9)	—	0	—	(2)	56

Total	¥519	¥24	¥(0)	¥830	¥(944)	¥14	¥21	¥75	¥(171)	¥368

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥1	¥(0)	¥—	¥0	¥0	¥(0)	¥1
Bank and corporate debt securities	0	0	—	0	(0)	—	0	0	(0)	0

Total trading liabilities	¥0	¥(0)	¥—	¥1	¥(0)	¥—	¥0	¥0	¥(0)	¥1

Short-term borrowings	4	(0)	—	3	(3)	—	—	1	(2)	3
Payables and deposits	1	0	—	(0)	(1)	—	—	—	(0)	0
Long-term borrowings	222	(29)	—	424	(259)	—	3	42	(67)	394
Other liabilities	0	—	—	1	(1)	—	(0)	—	—	—

Total	¥227	¥(29)	¥—	¥429	¥(264)	¥—	¥3	¥43	¥(69)	¥398

		Billions of yen
		Year ended March 31, 2015
	Balance as of April 1, 2014	Total gains (losses) recognized in net revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of March 31, 2015
Assets:
Trading assets and private equity investments
Equities	¥68	¥1	¥—	¥28	¥(52)	¥—	¥2	¥3	¥(11)	¥39
Private equity investments	42	2	—	6	(2)	—	1	—	0	49
Japanese agency and municipal securities	—	—	—	0	0	—	—	—	—	—
Foreign government, agency and municipal securities	26	8	—	150	(152)	—	—	7	(36)	3
Bank and corporate debt securities and loans for trading purposes	116	8	—	200	(154)	—	15	33	(51)	167
Commercial mortgage-backed securities (“CMBS”)	3	0	—	6	(9)	—	0	2	0	2
Residential mortgage-backed securities (“RMBS”)	3	(1)	—	1	(5)	—	—	4	(1)	1
Real estate-backed securities	0	0	—	4	(24)	—	1	34	(2)	13
Collateralized debt obligations (“CDOs”) and other	13	(5)	—	44	(43)	—	4	20	(18)	15
Investment trust funds and other	30	3	—	1	(11)	—	0	0	(19)	4

Total trading assets and private equity investments	301	16	—	440	(452)	—	23	103	(138)	293

Derivatives, net(4)
Equity contracts	11	(2)	—	—	—	(14)	0	(10)	9	(6)
Interest rate contracts	(39)	(27)	—	—	—	39	1	(3)	7	(22)
Credit contracts	5	(13)	—	—	—	13	0	0	(1)	4
Foreign exchange contracts	5	(1)	—	—	—	(12)	1	1	1	(5)
Commodity contracts	0	0	—	—	—	0	0	0	—	0

Total derivatives, net	(18)	(43)	—	—	—	26	2	(12)	16	(29)

Subtotal	¥283	¥(27)	¥—	¥440	¥(452)	¥26	¥25	¥91	¥(122)	¥264

Loans and receivables	¥26	¥(1)	¥—	¥—	¥(14)	¥—	¥4	¥0	¥—	¥15
Other assets
Non-trading debt securities	3	0	0	—	(3)	—	0	—	—	0
Other	56	1	1	3	(5)	—	1	—	0	57

Total	¥368	¥(27)	¥1	¥443	¥(474)	¥26	¥30	¥91	¥(122)	¥336

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥4	¥0	¥—	¥0	¥0	¥(2)	¥3
Bank and corporate debt securities	0	0	—	0	0	—	0	0	0	0
Collateralized debt obligations (“CDOs”) and other	—	0	—	1	(1)	—	0	—	—	—

Total trading liabilities	¥1	¥0	¥—	¥5	¥(1)	¥—	¥0	¥0	¥(2)	¥3

Short-term borrowings	3	(1)	—	1	(2)	—	0	0	(2)	1
Payables and deposits	0	0	—	0	0	—	0	—	0	0
Long-term borrowings	394	(83)	—	419	(467)	—	8	121	(33)	525

Total	¥398	¥(84)	¥—	¥425	¥(470)	¥—	¥8	¥121	¥(37)	¥529

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the year are excluded from the table.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	March 31
	2014	2015
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥7	¥(4)
Private equity investments	(6)	2
Japanese agency and municipal securities	0	0
Foreign government, agency and municipal securities	(1)	1
Bank and corporate debt securities and loans for trading purposes	(0)	0
Commercial mortgage-backed securities (“CMBS”)	1	0
Residential mortgage-backed securities (“RMBS”)	(0)	0
Real estate-backed securities	¥(0)	¥(1)
Collateralized debt obligations (“CDOs”) and other	(0)	(3)
Investment trust funds and other	0	4

Total trading assets and private equity investments	1	(1)

Derivatives, net(2)
Equity contracts	22	(1)
Interest rate contracts	(1)	(11)
Credit contracts	2	(13)
Foreign exchange contracts	(0)	(5)
Commodity contracts	(0)	0

Total derivatives, net	23	(30)

Subtotal	¥24	¥(31)

Loans and receivables	(1)	0
Other assets
Non-trading debt securities	(0)	0
Other	1	1

Total	¥24	¥(30)

Liabilities:
Trading liabilities
Equities	¥—	¥0
Bank and corporate debt securities	(0)	0

Total trading liabilities	¥(0)	¥0

Short-term borrowings	(0)	0
Payables and deposits	0	0
Long-term borrowings	(33)	(14)

Total	¥(33)	¥(14)

(1)	Includes gains and losses reported within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2014
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice(3)
Hedge funds	¥66	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	42	17	Quarterly	30 days
Real estate funds	3	—	—	—

Total	¥115	¥18

	Billions of yen
	March 31, 2015
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice(3)
Hedge funds	¥98	¥0	Monthly	Same day-90 days
Venture capital funds	3	1	—	—
Private equity funds	47	20	—	—
Real estate funds	1	—	—	—

Total	¥149	¥21

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura can redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

	Billions of yen
	Year ended March 31
	2013	2014	2015
	Gains/(Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥2	¥0	¥0
Private equity investments	(10)	(0)	1
Loans and receivables	19	3	4
Collateralized agreements(3)	(0)	4	4
Other assets(2)	1	17	6

Total	¥12	¥24	¥15

Liabilities:
Short-term borrowings(4)	¥(4)	¥0	¥11
Collateralized financing(3)	(1)	(3)	(2)
Long-term borrowings(4)(5)	(51)	11	(7)
Other liabilities(6)	0	0	0

Total	¥(56)	¥8	¥2

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2014
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,779	¥1,666	¥3,968	¥385	¥8,798

	Billions of yen
	March 31, 2015
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,510	¥1,815	¥3,098	¥446	¥7,869

(1)	Other than above, there were ¥756 billion and ¥635 billion of government, agency and municipal securities reported within Other assets—Non-trading debt securities in the consolidated balance sheets as of March 31, 2014 and 2015, respectively. These securities are primarily Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument

	Billions of yen
	March 31, 2014(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,490	¥1,490	¥1,490	¥—	¥—
Time deposits	364	364	—	364	—
Deposits with stock exchanges and other segregated cash	336	336	—	336	—
Loans receivable(2)	1,327	1,326	—	1,068	258
Securities purchased under agreements to resell	9,618	9,618	—	9,618	—
Securities borrowed	7,729	7,729	—	7,729	—

Total	¥20,864	¥20,863	¥1,490	¥19,115	¥258

Liabilities:
Short-term borrowings	¥602	¥602	¥—	¥599	¥3
Deposits received at banks	1,114	1,114	—	1,114	0
Securities sold under agreements to repurchase	13,938	13,938	—	13,938	0
Securities loaned	2,360	2,360	—	2,360	—
Long-term borrowings	8,227	8,202	134	7,674	394

Total	¥26,241	¥26,216	¥134	¥25,685	¥397

	Billions of yen
	March 31, 2015(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,315	¥1,315	¥1,315	¥—	¥—
Time deposits	328	328	—	328	—
Deposits with stock exchanges and other segregated cash	453	453	—	453	—
Loans receivable(2)	1,460	1,460	—	1,141	319
Securities purchased under agreements to resell	8,481	8,481	—	8,479	2
Securities borrowed	8,238	8,238	—	8,238	—

Total	¥20,275	¥20,275	¥1,315	¥18,639	¥321

Liabilities:
Short-term borrowings	¥662	¥662	¥—	¥661	¥1
Deposits received at banks	1,220	1,220	—	1,220	0
Securities sold under agreements to repurchase	12,217	12,217	—	12,214	3
Securities loaned	2,494	2,494	—	2,494	—
Long-term borrowings	8,336	8,365	80	7,760	525

Total	¥24,929	¥24,958	¥80	¥24,349	¥529

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.

For the estimated fair value of liabilities relating to investment contracts underwritten by Nomura’s insurance subsidiary, see Note 9 “Other assets—Other/Other liabilities” in our consolidated financial statements included in this annual report.